UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit

            Allocation Income Trust (formerly, BlackRock Credit Allocation Income Trust IV), 55 East 52nd

            Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC, Series 2012-1A, Class A, 4.21%, 2/16/65 (a)	USD	2,756	$2,855,238
Atrium CDO Corp., Series 5A, Class A4, 0.63%, 7/20/20 (a)(b)		9,000	8,490,017
SLM Student Loan Trust, Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		3,862	3,819,523
Total Asset-Backed Securities — 0.9%			15,164,778

Corporate Bonds
Aerospace & Defense — 0.2%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		1,430	1,539,038
7.13%, 3/15/21		2,000	2,205,000

			3,744,038
Airlines — 0.7%
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		3,048	3,413,882
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,131,800
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 1/02/23		3,422	3,866,527
Virgin Australia 2013-1B Trust, 6.00%, 10/23/20 (a)		1,950	2,032,875

			11,445,084
Auto Components — 1.5%
Delphi Corp.:
6.13%, 5/15/21		870	959,175
5.00%, 2/15/23		4,600	4,669,000
Ford Motor Co., 7.45%, 7/16/31		3,660	4,599,705
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a):
3.50%, 3/15/17		435	435,544
4.88%, 3/15/19		3,780	3,765,825
6.00%, 8/01/20		4,538	4,702,502
5.88%, 2/01/22		2,669	2,645,646
Schaeffler Finance BV, 4.75%, 5/15/21 (a)		2,470	2,457,650

			24,235,047
Automobiles — 0.2%
General Motors Co. (a):
4.88%, 10/02/23		1,875	1,898,438
Corporate Bonds	Par (000)		Value
Automobiles (concluded)
General Motors Co. (a) (concluded):
6.25%, 10/02/43	USD	940	$994,050

			2,892,488
Beverages — 0.2%
Silgan Holdings, Inc., 5.50%, 2/01/22 (a)		3,004	2,973,960
Building Products — 0.4%
Building Materials Corp. of America (a):
7.00%, 2/15/20		1,430	1,526,525
6.75%, 5/01/21		3,600	3,865,500
Momentive Performance Materials, Inc., 8.88%, 10/15/20		1,030	1,099,525

			6,491,550
Capital Markets — 3.2%
The Goldman Sachs Group, Inc. (c):
6.25%, 9/01/17		625	715,887
7.50%, 2/15/19		5,165	6,299,689
5.25%, 7/27/21		1,175	1,288,532
5.75%, 1/24/22		5,500	6,212,954
6.25%, 2/01/41		15,000	17,503,395
KCG Holdings, Inc., 8.25%, 6/15/18 (a)		458	487,770
Morgan Stanley:
5.63%, 9/23/19 (c)		6,770	7,734,799
5.50%, 7/28/21 (c)		2,695	3,038,381
5.00%, 11/24/25		5,000	5,072,825
UBS AG, 5.88%, 7/15/16 (c)		3,450	3,843,593

			52,197,825
Chemicals — 2.3%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,773,356
Axiall Corp., 4.88%, 5/15/23 (a)		367	349,568
Basell Finance Co. BV, 8.10%, 3/15/27 (a)		6,000	7,674,636
Celanese US Holdings LLC, 5.88%, 6/15/21		2,615	2,784,975
Chemtura Corp., 5.75%, 7/15/21		632	644,640
Eagle Spinco, Inc., 4.63%, 2/15/21 (a)		2,370	2,316,675
Huntsman International LLC:
4.88%, 11/15/20		1,385	1,364,225
8.63%, 3/15/21 (c)		2,000	2,255,000
Ineos Finance PLC (a):
8.38%, 2/15/19		255	281,138
7.50%, 5/01/20		2,080	2,272,400
LSB Industries, Inc., 7.75%, 8/01/19 (a)		569	603,140

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
NOVA Chemicals Corp., 5.25%, 8/01/23 (a)	USD	2,277	$2,333,925
Nufarm Australia Ltd., 6.38%, 10/15/19 (a)		990	1,019,700
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (a)		885	891,637
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		9,256	9,394,840
US Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.38%, 5/01/21 (a)		617	664,817

			36,624,672
Commercial Banks — 5.1%
Associated Banc-Corp, 5.13%, 3/28/16 (c)		7,430	7,932,476
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,772,500
5.25%, 3/15/18		4,030	4,291,950
6.63%, 4/01/18 (a)		335	375,200
5.50%, 2/15/19 (a)		5,147	5,481,555
City National Corp., 5.25%, 9/15/20 (c)		2,900	3,181,564
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22 (c)		3,775	3,699,239
Credit Suisse AG, 6.50%, 8/08/23 (a)		12,000	12,750,000
Discover Bank:
8.70%, 11/18/19		748	940,395
4.20%, 8/08/23		4,460	4,492,799
Fifth Third Bancorp, 5.10% (b)(d)		5,000	4,412,500
HSBC Finance Corp., 6.68%, 1/15/21 (c)		5,150	5,993,287
Regions Financial Corp., 5.75%, 6/15/15		6,110	6,478,989
RESPARCS Funding LP I, 8.00% (d)		4,000	1,476,000
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		2,562	2,581,374
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,750	3,878,854
Wells Fargo & Co. (c):
3.45%, 2/13/23		2,325	2,224,546
4.13%, 8/15/23		4,000	3,990,356
Wells Fargo & Co. (c) (concluded):
5.61%, 1/15/44 (a)		4,119	4,381,108

			83,334,692
Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 3.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20	USD	1,003	$1,078,225
The ADT Corp., 6.25%, 10/15/21 (a)		1,667	1,723,595
Aviation Capital Group Corp. (a):
7.13%, 10/15/20 (c)		31,000	34,844,496
6.75%, 4/06/21		7,850	8,611,018
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		913	926,695
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,317,963
Mobile Mini, Inc., 7.88%, 12/01/20		930	1,027,650
West Corp., 8.63%, 10/01/18		2,287	2,467,101

			52,996,743
Communications Equipment — 0.8%
Brocade Communications Systems, Inc., 6.88%, 1/15/20		8,695	9,325,388
CommScope, Inc., 8.25%, 1/15/19 (a)		649	704,976
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		2,400	2,652,000

			12,682,364
Construction & Engineering — 0.1%
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		413	426,939
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		673	710,015
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23 (a)		825	802,312

			1,939,266
Construction Materials — 1.0%
HD Supply, Inc.:
8.13%, 4/15/19		7,300	8,116,687
11.00%, 4/15/20		2,740	3,253,750
7.50%, 7/15/20		2,905	3,101,088
Vulcan Materials Co., 7.00%, 6/15/18		1,380	1,593,900

			16,065,425

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Consumer Finance — 4.0%
Capital One Bank USA NA, 3.38%, 2/15/23	USD	11,610	$11,068,173
Countrywide Financial Corp., 6.25%, 5/15/16 (c)		8,069	8,918,206
Discover Financial Services, 3.85%, 11/21/22		3,252	3,146,596
Experian Finance PLC, 2.38%, 6/15/17 (a)(c)		2,550	2,551,992
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,718,000
5.88%, 8/02/21		9,420	10,739,459
Inmarsat Finance PLC, 7.38%, 12/01/17 (a)		5,620	5,816,700
SLM Corp.:
3.88%, 9/10/15		5,000	5,150,000
6.25%, 1/25/16		11,620	12,491,500

			64,600,626
Containers & Packaging — 1.3%
Ardagh Packaging Finance PLC, 7.38%, 10/15/17 (a)		410	438,700
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 (a)(e)		906	916,193
Ball Corp., 6.75%, 9/15/20		7,360	8,004,000
Bemis Co., Inc., 6.80%, 8/01/19		200	237,678
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (a)		3,944	4,022,880
Cascades, Inc., 7.75%, 12/15/17		447	465,439
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,378,240
Sealed Air Corp. (a):
6.50%, 12/01/20		2,330	2,510,575
8.38%, 9/15/21		700	799,750

			20,773,455
Diversified Consumer Services — 0.4%
APX Group, Inc., 6.38%, 12/01/19		2,600	2,613,000
Service Corp. International, 4.50%, 11/15/20		4,382	4,250,540

			6,863,540
Diversified Financial Services — 11.2%
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,237,196
Ally Financial, Inc.:
4.50%, 2/11/14		3,900	3,901,950
8.30%, 2/12/15		5,290	5,627,238
8.00%, 11/01/31		5,240	6,301,100
Bank of America Corp.:
3.75%, 7/12/16 (c)		5,525	5,860,898
5.00%, 5/13/21 (c)		17,100	18,715,300
Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Bank of America Corp. (concluded):
5.70%, 1/24/22 (c)	USD	2,590	$2,951,232
Series U, 5.20% (b)(d)		9,000	8,059,500
Bank of America NA, 5.30%, 3/15/17 (c)		13,440	14,886,816
Citigroup, Inc. (c):
4.45%, 1/10/17		4,800	5,198,654
8.50%, 5/22/19		464	597,123
6.68%, 9/13/43		4,125	4,720,019
Credit Suisse Group AG, 7.50% (a)(b)(d)		3,250	3,420,625
DPL, Inc.:
6.50%, 10/15/16		955	1,026,625
7.25%, 10/15/21		1,512	1,504,440
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,942,250
4.25%, 5/15/23 (a)		1,681	1,609,558
ING Bank NV, 5.00%, 6/09/21 (a)(c)		8,000	8,833,168
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,559,027
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		2,105	2,204,988
Jefferies Group LLC, 5.13%, 1/20/23		1,850	1,918,446
Jefferies LoanCore LLC/JLC Finance Corp., 6.88%, 6/01/20 (a)		2,149	2,149,000
JPMorgan Chase & Co. (b)(d):
6.75%		7,775	7,879,962
Series Q, 5.15%		4,000	3,635,000
Series R, 6.00%		17,780	17,113,250
LeasePlan Corp. NV, 3.00%, 10/23/17 (a)(c)		6,775	6,905,757
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,100,688
Moody’s Corp., 6.06%, 9/07/17		20,000	20,468,320
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		1,588	1,679,310
9.00%, 4/15/19		110	117,288
7.88%, 8/15/19		2,480	2,728,000
9.88%, 8/15/19		585	646,425
5.75%, 10/15/20		4,620	4,723,950
6.88%, 2/15/21		365	391,919
8.25%, 2/15/21		635	674,688

			182,289,710
Diversified Telecommunication Services — 5.3%
AT&T, Inc., 6.30%, 1/15/38 (c)		12,000	13,434,024
CenturyLink, Inc., 5.63%, 4/01/20		1,660	1,676,600

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	11,171	$12,260,173
8.63%, 7/15/20		2,240	2,503,200
Telecom Italia Capital SA, 6.18%, 6/18/14		2,177	2,216,186
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,742,138
Verizon Communications, Inc. (c):
5.15%, 9/15/23		8,775	9,539,890
6.40%, 9/15/33		9,475	11,101,706
7.35%, 4/01/39		7,825	9,981,946
6.55%, 9/15/43		13,225	15,874,496
Windstream Corp., 7.75%, 10/15/20		510	540,600

			85,870,959
Electric Utilities — 4.3%
CMS Energy Corp., 5.05%, 3/15/22		9,900	10,963,468
Dominion Resources, Inc., 8.88%, 1/15/19 (c)		8,000	10,277,712
Duke Energy Corp., 3.55%, 9/15/21 (c)		3,650	3,744,111
Great Plains Energy, Inc., 5.29%, 6/15/22 (f)		5,550	6,114,834
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (a)		5,000	5,045,425
Mirant Mid Atlantic Pass Through Trust B, Series B, 9.13%, 6/30/17		1,386	1,462,752
Nisource Finance Corp., 6.80%, 1/15/19		3,075	3,672,651
Oncor Electric Delivery Co. LLC (c):
4.10%, 6/01/22		4,150	4,302,214
5.30%, 6/01/42		2,750	3,004,826
Progress Energy, Inc., 7.00%, 10/30/31 (c)		12,000	15,170,580
Puget Energy, Inc.:
6.00%, 9/01/21		275	316,370
5.63%, 7/15/22		5,550	6,209,634

			70,284,577
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		2,385	2,456,550
Electronic Equipment, Instruments & Components — 0.3%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	3,068,000
WireCo WorldGroup, Inc., 9.50%, 5/15/17		1,605	1,661,175

			4,729,175
Corporate Bonds	Par (000)		Value
Energy Equipment & Services — 2.7%
Atwood Oceanics, Inc., 6.50%, 2/01/20	USD	375	$399,375
CGG, 6.50%, 6/01/21		2,390	2,431,825
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	10,920,079
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		293	297,395
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		2,591	2,675,208
Oil States International, Inc.:
6.50%, 6/01/19		2,155	2,278,913
5.13%, 1/15/23		2,385	2,671,200
Parker Drilling Co., 7.50%, 8/01/20 (a)		1,255	1,317,750
Petrofac Ltd., 3.40%, 10/10/18 (a)(c)		5,360	5,432,515
Seadrill Ltd., 5.63%, 9/15/17 (a)		3,129	3,222,870
Transocean, Inc.:
2.50%, 10/15/17		1,300	1,318,824
6.50%, 11/15/20		3,795	4,309,264
6.38%, 12/15/21		4,655	5,189,464
6.80%, 3/15/38		1,200	1,325,669

			43,790,351
Food & Staples Retailing — 0.7%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)		4,415	4,547,450
Rite Aid Corp., 6.75%, 6/15/21		1,170	1,234,350
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (c)		5,150	5,744,835

			11,526,635
Food Products — 1.8%
Barry Callebaut Services NV, 5.50%, 6/15/23 (a)		2,600	2,645,058
Kellogg Co., Series B, 7.45%, 4/01/31 (c)		5,000	6,533,695
Kraft Foods Group, Inc., 5.00%, 6/04/42 (c)		5,000	5,095,825
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	5,184,384
6.13%, 8/23/18		4,840	5,670,379
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.88%, 5/01/21		917	866,565
Post Holdings, Inc., 6.75%, 12/01/21 (a)		1,044	1,093,590

Sun Merger Sub, Inc. (a):
5.25%, 8/01/18		1,389	1,446,296
5.88%, 8/01/21		715	725,725

			29,261,517

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Gas Utilities — 0.5%
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	USD	2,345	$3,036,803
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/01/18		1,575	1,681,312
Targa Resources Partners LP:
7.88%, 10/15/18		2,355	2,531,625
6.88%, 2/01/21		1,265	1,350,388

			8,600,128
Health Care Equipment & Supplies — 0.1%
Teleflex, Inc., 6.88%, 6/01/19		1,660	1,734,700
Health Care Providers & Services — 3.9%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
7.75%, 2/15/19		1,550	1,666,250
6.00%, 10/15/21		869	890,725
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,711,125
5.13%, 8/01/21 (a)		738	742,613
6.88%, 2/01/22 (a)		1,631	1,671,775
HCA, Inc.:
8.50%, 4/15/19		665	701,243
6.50%, 2/15/20		7,876	8,683,290
7.88%, 2/15/20		135	144,113
7.25%, 9/15/20		11,347	12,325,679
LifePoint Hospitals, Inc., 5.50%, 12/01/21 (a)		1,189	1,209,807
Tenet Healthcare Corp.:
6.25%, 11/01/18		3,162	3,494,010
6.00%, 10/01/20 (a)		2,669	2,809,122
4.50%, 4/01/21		304	294,500
4.38%, 10/01/21		7,335	7,032,431
8.13%, 4/01/22		5,937	6,478,751
UnitedHealth Group, Inc., 6.88%, 2/15/38 (c)		10,000	12,915,780

			62,771,214
Health Care Technology — 0.4%
Amgen, Inc., 5.15%, 11/15/41 (c)		6,500	6,679,036
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		3,958	3,835,310
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20 (a)		4,618	4,791,175
Diamond Resorts Corp., 12.00%, 8/15/18		2,131	2,341,436
Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
MCE Finance Ltd., 5.00%, 2/15/21 (a)	USD	3,895	$3,758,675
PNK Finance Corp., 6.38%, 8/01/21 (a)		494	506,350
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,718	1,700,820
Wynn Macau Ltd., 5.25%, 10/15/21 (a)		1,758	1,758,000

			18,691,766
Household Durables — 1.4%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,498,925
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		1,647	1,655,235
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		3,675	3,978,187
KB Home:
7.25%, 6/15/18		1,990	2,213,875
7.00%, 12/15/21		1,504	1,594,240
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,531,319
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		1,537	1,494,732
United Rentals North America, Inc.:
5.75%, 7/15/18		793	847,519
7.38%, 5/15/20		2,025	2,245,219
7.63%, 4/15/22		1,853	2,084,625

			22,143,876
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		810	860,625
6.63%, 11/15/22		1,110	1,180,763

			2,041,388
Independent Power Producers & Energy Traders — 1.1%
Calpine Corp. (a):
7.50%, 2/15/21		195	213,038
6.00%, 1/15/22		878	908,730
5.88%, 1/15/24		823	816,828

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/01/20		7,305	7,725,037
10.25%, 12/01/20 (a)		2,075	2,183,937

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
GenOn Energy, Inc., 7.88%, 6/15/17	USD	3,151	$3,292,795
GenOn REMA LLC, 9.68%, 7/02/26		1,528	1,482,160
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,864,372

			18,486,897
Insurance — 6.0%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		1,204	1,273,230
AIG Life Holdings, Inc., 8.50%, 7/01/30		500	637,010
American International Group, Inc.:
3.80%, 3/22/17 (c)		5,070	5,428,424
8.25%, 8/15/18 (c)		2,125	2,669,185
6.40%, 12/15/20 (c)		8,710	10,363,149
8.18%, 5/15/68 (b)		3,755	4,665,587
Aon Corp., 5.00%, 9/30/20 (c)		7,700	8,618,949
Aon PLC, 4.25%, 12/12/42 (c)		6,500	5,912,231
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		4,890	5,134,515
Forethought Financial Group, Inc., 8.63%, 4/15/21 (a)		3,400	3,816,527
Genworth Financial, Inc., 7.63%, 9/24/21		2,880	3,469,231
ING US, Inc., 5.65%, 5/15/53 (b)		4,750	4,560,000
Manulife Financial Corp., 4.90%, 9/17/20 (c)		10,425	11,430,512
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		1,455	1,542,300
Principal Financial Group, Inc., 8.88%, 5/15/19 (c)		2,825	3,639,447
Prudential Financial, Inc., 6.63%, 12/01/37 (c)		10,000	12,369,210
XLIT Ltd., 5.75%, 10/01/21 (c)		10,085	11,607,240

			97,136,747
Internet Software & Services — 0.1%
Equinix, Inc., 4.88%, 4/01/20		357	358,785
VeriSign, Inc., 4.63%, 5/01/23		1,425	1,364,438

			1,723,223
IT Services — 1.5%
Ceridian Corp., 8.88%, 7/15/19 (a)		12,085	13,731,581
Epicor Software Corp., 8.63%, 5/01/19		2,400	2,604,000
First Data Corp. (a):
7.38%, 6/15/19 (c)		3,155	3,367,963
Corporate Bonds	Par (000)		Value
IT Services (concluded)
First Data Corp. (a) (concluded):
6.75%, 11/01/20	USD	2,720	$2,862,800
SunGard Data Systems, Inc., 7.38%, 11/15/18		2,460	2,607,600

			25,173,944
Life Sciences Tools & Services — 0.9%
Life Technologies Corp., 6.00%, 3/01/20 (c)		12,000	14,016,012
Machinery — 0.1%
Allegion US Holding Co., Inc., 5.75%, 10/01/21 (a)		1,907	1,968,978
Media — 6.3%
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	4,962,500
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,492,925
4.75%, 12/15/22		685	667,875
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (a):
5.25%, 2/15/22		249	250,245
5.63%, 2/15/24		212	213,590
Cinemark USA, Inc., 5.13%, 12/15/22		349	339,839
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		10,205	10,471,847
COX Communications, Inc., 8.38%, 3/01/39 (a)(c)		10,000	12,757,330
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,685,850
DIRECTV Holdings LLC, 5.00%, 3/01/21 (c)		8,575	9,226,528
Gray Television, Inc., 7.50%, 10/01/20		713	761,128
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		710	763,250
5.50%, 8/01/23 (a)		2,909	2,778,095
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	5,816,035
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		463	502,355
Lynx I Corp., 5.38%, 4/15/21 (a)		1,394	1,397,485
NAI Entertainment Holdings LLC, 5.00%, 8/01/18 (a)		1,471	1,526,163
The New York Times Co., 6.63%, 12/15/16		1,725	1,906,125
News America, Inc., 6.15%, 3/01/37 (c)		9,575	10,852,822

Sirius XM Radio, Inc. (a):
4.25%, 5/15/20		2,300	2,147,625
4.63%, 5/15/23		1,129	1,007,633

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner Cable, Inc.:
6.55%, 5/01/37	USD	5,129	$4,925,286
6.75%, 6/15/39 (c)		5,000	4,867,005
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (a):
7.50%, 3/15/19		3,530	3,852,112
5.50%, 1/15/23		1,000	1,000,000
Univision Communications, Inc., 5.13%, 5/15/23 (a)		4,793	4,769,035
Virgin Media Secured Finance PLC, 6.50%, 1/15/18		7,750	8,021,250

			101,961,933
Metals & Mining — 3.3%
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,307,720
ArcelorMittal, 6.13%, 6/01/18		2,575	2,800,312
Barrick Gold Corp., 4.10%, 5/01/23		5,000	4,615,535
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,062,360
FMG Resources August 2006 Property Ltd., 6.00%, 4/01/17 (a)(c)		6,852	7,245,990
Freeport-McMoRan Copper & Gold, Inc.:
3.55%, 3/01/22		4,700	4,496,993
3.88%, 3/15/23		8,900	8,522,498
Freeport-McMoRan Corp., 7.13%, 11/01/27		8,500	9,371,955
New Gold, Inc., 6.25%, 11/15/22 (a)		1,795	1,723,200
Novelis, Inc., 8.75%, 12/15/20		3,285	3,646,350
Steel Dynamics, Inc.:
6.38%, 8/15/22		1,430	1,558,700
5.25%, 4/15/23		163	164,630
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		2,575	2,729,500

			53,245,743
Multi-Utilities — 1.3%
CenterPoint Energy, Inc. (c):
5.95%, 2/01/17		9,000	10,157,787
6.50%, 5/01/18		9,675	11,363,849

			21,521,636
Corporate Bonds	Par (000)		Value
Multiline Retail — 0.4%
Dollar General Corp., 4.13%, 7/15/17	USD	3,230	$3,485,286
Dufry Finance SCA, 5.50%, 10/15/20 (a)		3,460	3,555,150

			7,040,436
Oil, Gas & Consumable Fuels — 16.8%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		3,267	3,463,020
6.13%, 7/15/22		1,600	1,704,000
4.88%, 5/15/23		411	402,780
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	86,148
Antero Resources Finance Corp., 5.38%, 11/01/21 (a)		649	653,868
Athlon Holdings LP/Athlon Finance Corp., 7.38%, 4/15/21 (a)		656	687,160
Berry Petroleum Co., 6.38%, 9/15/22		3,207	3,263,122
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		1,145	1,196,525
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		1,076	1,172,840
Chesapeake Energy Corp.:
7.25%, 12/15/18		2,178	2,526,480
6.63%, 8/15/20		2,085	2,324,775
6.13%, 2/15/21 (c)		1,857	2,000,918
5.75%, 3/15/23		2,615	2,722,869
Concho Resources, Inc.:
6.50%, 1/15/22		562	605,555
5.50%, 10/01/22		226	230,520
5.50%, 4/01/23		1,365	1,378,650
CONSOL Energy, Inc.:
8.00%, 4/01/17		4,036	4,227,710
8.25%, 4/01/20		355	384,731
Continental Resources, Inc.:
5.00%, 9/15/22		11,232	11,583,000
4.50%, 4/15/23		469	480,599
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.13%, 3/01/22 (a)		710	724,200
DCP Midstream LLC, 4.75%, 9/30/21 (a)		1,074	1,097,038
DCP Midstream Operating LP, 3.88%, 3/15/23		2,690	2,566,187
Denbury Resources, Inc., 4.63%, 7/15/23		2,572	2,372,670
Drill Rigs Holdings, Inc., 6.50%, 10/01/17 (a)		3,622	3,830,265

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
El Paso LLC:
7.80%, 8/01/31	USD	197	$204,184
7.75%, 1/15/32		3,153	3,252,802
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20		5,075	5,869,699
5.00%, 10/01/21		1,850	1,965,634
Enbridge Energy Partners LP, 9.88%, 3/01/19		6,000	7,888,626
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19		3,465	3,733,537
Enterprise Products Operating LLC, Series N, 6.50%, 1/31/19 (c)		12,000	14,338,512
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		3,833	4,125,266
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (a)		2,525	2,638,625
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20 (c)		12,000	14,364,360
Kinder Morgan, Inc. (a):
5.00%, 2/15/21		1,384	1,372,648
5.63%, 11/15/23		752	740,540
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		3,145	3,483,087
5.50%, 2/01/22		540	533,250
Laredo Petroleum, Inc.:
9.50%, 2/15/19		965	1,074,769
7.38%, 5/01/22		900	983,250
Linn Energy LLC/Linn Energy Finance Corp.:
7.00%, 11/01/19 (a)		1,224	1,242,360
8.63%, 4/15/20		480	518,400
7.75%, 2/01/21		475	503,500
Marathon Petroleum Corp., 3.50%, 3/01/16		4,600	4,837,222
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		1,369	1,468,253
MEG Energy Corp. (a):
6.50%, 3/15/21		3,839	3,992,560
7.00%, 3/31/24		3,598	3,660,965
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		885	915,975
Nexen, Inc., 6.40%, 5/15/37 (c)		4,615	5,375,035
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	979,050
6.50%, 11/01/21		1,025	1,091,625
6.88%, 3/15/22 (a)		885	938,100
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Offshore Group Investment Ltd., 7.13%, 4/01/23	USD	288	$288,000
ONEOK Partners LP, 8.63%, 3/01/19 (c)		10,000	12,694,620
Pacific Drilling SA, 5.38%, 6/01/20 (a)		1,537	1,533,158
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		191	208,668
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,319,938
Peabody Energy Corp.:
6.00%, 11/15/18		2,527	2,691,255
6.25%, 11/15/21		2,503	2,528,030
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,691	2,993,738
Petrobras International Finance Co. (c):
3.88%, 1/27/16		12,550	12,863,750
5.38%, 1/27/21		3,385	3,342,264
Petrohawk Energy Corp., 10.50%, 8/01/14 (c)		2,080	2,080,000
Petroleos Mexicanos:
3.50%, 1/30/23		5,000	4,521,245
4.88%, 1/18/24		2,000	1,993,594
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (a)		3,980	4,238,700
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,965,236
Premier Oil PLC, 5.00%, 6/09/18		11,500	11,945,625
Range Resources Corp.:
6.75%, 8/01/20		1,760	1,905,200
5.00%, 8/15/22		32	31,720
5.00%, 3/15/23		75	74,156
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		4,351	3,964,849
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (a)		1,035	1,097,100
Rosetta Resources, Inc., 5.63%, 5/01/21		3,448	3,439,380
Ruby Pipeline LLC, 6.00%, 4/01/22 (a)		10,000	10,726,370
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21 (a)		7,393	7,374,517
Sabine Pass Liquified Natural Gas LP, 7.50%, 11/30/16		5,965	6,650,975
SandRidge Energy, Inc.:
8.75%, 1/15/20		139	150,120
7.50%, 2/15/23		1,541	1,569,894

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
SM Energy Co.:
6.63%, 2/15/19	USD	903	$954,923
6.50%, 11/15/21		1,160	1,235,400
6.50%, 1/01/23		577	600,080
Stone Energy Corp., 7.50%, 11/15/22		1,290	1,360,950
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (a)		1,614	1,718,910
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		778	805,230
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,600,011
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,550	3,647,625
5.75%, 3/15/21		2,341	2,458,050
The Williams Cos., Inc.:
3.70%, 1/15/23		5,000	4,496,855
8.75%, 3/15/32		2,478	2,940,677

			273,788,277
Paper & Forest Products — 2.4%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (a)		1,473	1,576,110
Clearwater Paper Corp., 4.50%, 2/01/23		532	484,120
International Paper Co. (c):
7.50%, 8/15/21		9,675	12,153,967
8.70%, 6/15/38		4,000	5,724,300
7.30%, 11/15/39		10,000	12,920,960
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,358,975
Mercer International, Inc., 9.50%, 12/01/17		2,900	3,161,000

			38,379,432
Pharmaceuticals — 2.3%
AbbVie, Inc., 2.90%, 11/06/22 (c)		5,675	5,434,198
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	400	596,686
Endo Finance Co., 5.75%, 1/15/22 (a)	USD	2,153	2,147,618
Forest Laboratories, Inc. (a):
4.38%, 2/01/19		2,924	2,934,965
5.00%, 12/15/21		1,631	1,622,845
Merck & Co., Inc., 6.50%, 12/01/33 (c)		6,420	8,266,514
Mylan, Inc., 6.00%, 11/15/18 (a)		3,250	3,457,184
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21 (a)		697	726,623
Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International (a):
6.75%, 8/15/18	USD	6,955	$7,624,419
6.38%, 10/15/20		2,355	2,513,962
5.63%, 12/01/21		1,615	1,671,525

			36,996,539
Professional Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		2,158	2,452,027
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	6,017,381

			8,469,408
Real Estate Investment Trusts (REITs) — 2.9%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (c)		10,000	11,648,020
DDR Corp.:
4.75%, 4/15/18		2,140	2,325,491
7.88%, 9/01/20		2,650	3,295,977
ERP Operating LP, 5.75%, 6/15/17 (c)		10,000	11,314,100
Felcor Lodging LP, 5.63%, 3/01/23		999	976,523
HCP, Inc., 5.38%, 2/01/21 (c)		3,450	3,825,495
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23		3,600	3,445,376
UDR, Inc., 4.25%, 6/01/18		5,225	5,611,310
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		3,835	4,091,953

			46,534,245
Real Estate Management & Development — 0.4%
Lennar Corp., 4.75%, 11/15/22		1,805	1,696,700
Realogy Corp., 7.63%, 1/15/20 (a)(c)		2,085	2,329,987
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		1,625	1,787,500

			5,814,187
Road & Rail — 1.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 2.99%, 12/01/17 (a)(b)		600	603,000

The Hertz Corp.:
4.25%, 4/01/18		983	1,000,203
6.75%, 4/15/19		1,167	1,241,396
5.88%, 10/15/20		925	957,375
7.38%, 1/15/21		310	337,125
6.25%, 10/15/22		1,560	1,606,800

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail (concluded)
Norfolk Southern Corp., 6.00%, 3/15/05 (c)	USD	17,200	$19,400,258

			25,146,157
Semiconductors & Semiconductor Equipment — 0.5%
KLA-Tencor Corp., 6.90%, 5/01/18 (c)		5,515	6,524,785
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (a)		1,655	1,712,925

			8,237,710
Software — 0.6%
Activision Blizzard, Inc. (a):
5.63%, 9/15/21		2,310	2,390,850
6.13%, 9/15/23		804	838,170
Infor US, Inc., 9.38%, 4/01/19		2,190	2,463,750
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		4,435	4,335,212

			10,027,982
Specialty Retail — 1.1%
AutoNation, Inc., 6.75%, 4/15/18		6,125	7,028,437
L Brands, Inc., 7.00%, 5/01/20		3,050	3,431,250
New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 (a)(g)		485	494,700
QVC, Inc., 7.38%, 10/15/20 (a)		355	385,195
VF Corp., 5.95%, 11/01/17 (c)		5,000	5,819,765

			17,159,347
Textiles, Apparel & Luxury Goods — 0.2%
SIWF Merger Sub, Inc., 6.25%, 6/01/21 (a)		1,674	1,690,740
The William Carter Co., 5.25%, 8/15/21 (a)		1,406	1,423,575

			3,114,315
Tobacco — 1.9%
Altria Group, Inc., 10.20%, 2/06/39 (c)		13,392	21,668,805
Lorillard Tobacco Co., 3.50%, 8/04/16		8,375	8,828,473

			30,497,278
Trading Companies & Distributors — 0.7%
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (a):
6.13%, 11/30/19		4,000	4,140,000
5.25%, 5/30/23		3,000	3,075,000
Corporate Bonds	Par (000)		Value
Trading Companies & Distributors (concluded)
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust, 5.13%, 11/30/24 (a)	USD	3,435	$3,564,087

			10,779,087
Transportation Infrastructure — 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.75%, 5/11/17 (a)(c)		10,500	11,091,591
Wireless Telecommunication Services — 5.6%
America Movil SAB de C.V. (c):
2.38%, 9/08/16		12,495	12,900,813
3.13%, 7/16/22		1,275	1,181,299
American Tower Corp.:
4.50%, 1/15/18 (c)		6,500	7,078,071
3.40%, 2/15/19		2,000	2,066,668
5.05%, 9/01/20		500	546,160
5.90%, 11/01/21 (c)		3,770	4,238,245
Crown Castle International Corp., 5.25%, 1/15/23		1,880	1,863,550
Crown Castle Towers LLC (a):
5.50%, 1/15/37		4,000	4,371,824
4.17%, 8/15/37		3,000	3,208,188
6.11%, 1/15/40		4,555	5,227,983
Digicel Group Ltd., 8.25%, 9/30/20 (a)		3,440	3,577,600
Digicel Ltd., 6.00%, 4/15/21 (a)		1,285	1,246,450
SBA Tower Trust, 5.10%, 4/15/42 (a)		13,975	15,131,697
Sprint Communications, Inc. (a):
9.00%, 11/15/18		5,290	6,387,675
7.00%, 3/01/20		9,302	10,488,005
Sprint Corp. (a):
7.88%, 9/15/23		3,630	3,875,025
7.13%, 6/15/24		1,625	1,633,125

T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,820,700
6.73%, 4/28/22		2,495	2,619,750
6.84%, 4/28/23		1,405	1,466,469

			91,929,297
Total Corporate Bonds — 117.6%			1,912,972,758

Foreign Agency Obligations
Indonesia Government International Bond, 5.88%, 1/15/24 (a)		4,400	4,482,500

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)		Value
Mexico Government International Bond, 4.75%, 3/08/44	USD	2,300	$2,024,000
Total Foreign Agency Obligations — 0.4%			6,506,500

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General Third Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,403,450
Metropolitan Transportation Authority, RB, Build America Bonds, 6.55%, 11/15/31		10,000	11,999,700
Total Municipal Bonds — 1.1%			17,403,150

US Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (c)(h)		3,945	3,411,044

US Treasury Obligations — 0.4%
US Treasury Notes, 2.75%, 11/15/23		7,335	7,387,724

Preferred Securities
Capital Trusts
Capital Markets — 1.2%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (b)(c)		3,000	3,330,000
State Street Capital Trust IV, 1.24%, 6/01/67 (b)		20,845	15,863,045

			19,193,045
Commercial Banks — 2.3%
Barclays Bank PLC (a)(b)(d):
5.93%		2,125	2,241,875
7.43%		2,225	2,469,750
BNP Paribas SA, 7.20% (a)(b)(c)(d)		5,000	5,312,500
Credit Agricole SA, 8.38% (a)(b)(c)(d)		5,000	5,650,000
HSBC Capital Funding LP, 10.18% (a)(b)(c)(d)		11,835	16,983,225
Capital Trusts	Par (000)		Value
Commercial Banks (concluded)
M&T Capital Trust II, 8.28%, 6/01/27	USD	4,540	$4,631,458

			37,288,808
Diversified Financial Services — 0.7%
General Electric Capital Corp. (b)(c)(d):
Series B, 6.25%		9,100	9,486,750
Series C, 5.25% (b)(c)(d)		3,000	2,838,600

			12,325,350
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (b)		8,300	8,383,000
Insurance — 7.9%
ACE Capital Trust II, 9.70%, 4/01/30 (c)		7,000	10,097,500
The Allstate Corp., 6.50%, 5/15/67 (b)(c)		10,400	10,842,000
AXA SA (a)(b)(d):
6.38%		4,900	4,887,255
6.46%		6,000	6,150,000
Bank One Capital III, 8.75%, 9/01/30 (c)		2,000	2,655,086
The Chubb Corp., 6.38%, 3/29/67 (b)(c)		7,400	8,158,500
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)(c)		500	515,000
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		3,500	4,068,750
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)		8,325	12,487,500
Lincoln National Corp., 7.00%, 5/17/66 (b)		9,005	9,185,100
MetLife, Inc., 6.40%, 12/15/66		9,775	10,117,125
The Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (a)(c)		12,000	13,996,848
Principal Life Insurance Co., 8.00%, 3/01/44 (a)(c)		2,500	2,568,915
Prudential Financial, Inc., 5.88%, 9/15/42 (b)(c)		6,100	6,252,500
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		12,000	12,000,000
Swiss Re Capital I LP, 6.85% (a)(b)(c)(d)		4,450	4,761,500
XL Group PLC, Series E, 6.50% (b)(d)		1,920	1,881,600
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(c)		6,800	7,276,000

			127,901,179

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
Media — 0.3%
NBCUniversal Enterprise, Inc., 5.25% (a)(d)	USD	5,600	$5,628,000
Multi-Utilities — 0.3%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		4,400	4,787,200
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Operating LLC, (b):
7.00%, 6/01/67		2,500	2,581,250
Series A, 8.38%, 8/01/66		9,325	10,374,063
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		9,400	9,700,452

			22,655,765
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		6,125	6,729,844
Total Capital Trusts — 15.0%			244,892,191

Preferred Stocks		Shares
Capital Markets — 0.2%
The Goldman Sachs Group, Inc., 5.50% (b)		162,450	3,755,844
Commercial Banks — 0.7%
Wells Fargo & Co., 5.85% (b)		438,900	10,599,435
Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50% (b)		24,509	662,478
Diversified Financial Services — 0.3%
Citigroup, Inc., Series K, 6.88% (b)		206,000	5,294,200
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%		90,000	2,061,900
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (i)		11,107	1,130,137
Real Estate Investment Trusts (REITs) — 0.7%
Sovereign Real Estate Investment Trust, 12.00% (a)		7,000	9,331,630
Ventas Realty LP/Ventas Capital Corp., 5.45%		75,000	1,616,250
Vornado Realty Trust, Series K, 5.70%		50,000	1,042,500

			11,990,380
Preferred Stocks		Shares	Value
Wireless Telecommunication Services — 1.2%
Centaur Funding Corp., Series B, 9.08% (a)		15,143	$18,554,907
Crown Castle International Corp., Series A, 4.50% (i)		8,192	803,554

			19,358,461
Total Preferred Stocks — 3.4%			54,852,835

Trust Preferreds
Diversified Financial Services — 0.8%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/2040		471,111	12,691,681
Total Preferred Securities — 19.2%			312,436,707
Total Long-Term Investments (Cost — $2,152,329,929) — 139.8%			2,275,282,661

Short-Term Securities
BlackRock Liquidity Funds, TempFund,
Institutional Class, 0.03% (j)(k)		5,920,288	5,920,288
Total Short-Term Securities (Cost — $5,920,288) — 0.3%			5,920,288

Options Purchased
(Cost — $10,869,987) — 0.6%			8,974,007
Total Investments Before Options Written (Cost — $2,169,120,204*) — 140.7%			2,290,176,956

Options Written
(Premiums Received — $6,705,785) — (0.3)%			(5,250,844)
Total Investments, Net of Options Written (Cost — $2,162,414,419) — 140.4%			2,284,926,112
Liabilities in Excess of Other Assets — (40.4)%			(657,637,066)

Net Assets — 100.0%			$1,627,289,046

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,168,615,535

Gross unrealized appreciation	$138,724,147
Gross unrealized depreciation	(17,162,726)

Net unrealized appreciation	$121,561,421

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup Global Markets, Inc.	$916,193	$10,193

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Zero-coupon bond.

(i)	Convertible security.

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,999,467	1,920,821	5,920,288	$821

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ARB	Airport Revenue Bonds
	EUR	Euro
	RB	Revenue Bonds
	USD	US Dollar

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.33%	1/17/13	Open	$6,352,950	$6,375,079
Credit Suisse Securities (USA) LLC	0.35%	1/29/13	Open	14,670,000	14,722,486
Deutsche Bank Securities, Inc.	0.05%	1/29/13	Open	3,442,013	3,445,742
Citigroup Global Markets, Inc.	(0.38%)	1/31/13	Open	2,301,075	2,292,326
Credit Suisse Securities (USA) LLC	0.35%	2/25/13	Open	11,500,000	11,538,126
BNP Paribas Securities Corp.	0.34%	2/28/13	Open	8,705,000	8,732,788
Deutsche Bank Securities, Inc.	(0.75%)	3/5/13	Open	1,494,575	1,484,206
UBS Securities LLC	0.35%	3/12/13	Open	6,132,500	6,151,877
BNP Paribas Securities Corp.	0.34%	3/21/13	Open	12,292,000	12,328,801
Credit Suisse Securities (USA) LLC	0.35%	3/28/13	Open	10,309,438	10,340,510
UBS Securities LLC	0.32%	3/28/13	Open	2,249,438	2,255,635
UBS Securities LLC	0.34%	3/28/13	Open	5,572,613	5,588,927
Barclays Capital, Inc.	0.35%	4/2/13	Open	6,163,125	6,181,340
Barclays Capital, Inc.	0.35%	4/2/13	Open	1,205,313	1,208,874
Barclays Capital, Inc.	0.35%	4/2/13	Open	2,858,194	2,866,642
Barclays Capital, Inc.	0.35%	4/2/13	Open	2,502,063	2,509,457
BNP Paribas Securities Corp.	0.35%	4/2/13	Open	5,810,000	5,827,172
BNP Paribas Securities Corp.	0.37%	4/2/13	Open	582,647	584,467
BNP Paribas Securities Corp.	0.37%	4/2/13	Open	4,957,000	4,972,488
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	3,007,500	3,016,389
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	5,154,000	5,169,233
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	837,900	840,376
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,637,656	2,645,452
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	872,969	875,549
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,880,000	2,888,512
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	3,664,406	3,675,236
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	10,490,000	10,521,004
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	8,018,569	8,042,268
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	597,400	599,166
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	10,825,000	10,856,994
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	3,567,375	3,577,919
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,171,875	2,178,294
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	11,181,744	11,214,792
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,285,625	2,292,380
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,915,000	2,923,615
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	6,173,719	6,191,966
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	20,623,680	20,684,634
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	5,266,463	5,282,027
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,132,000	2,138,301
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	12,448,144	12,484,935
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	7,353,913	7,375,648
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	8,703,625	8,729,349
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	1,143,000	1,146,378
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	7,339,594	7,361,287
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	2,639,763	2,647,565
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	15,710,963	15,757,398
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	6,912,938	6,933,370
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	5,351,063	5,366,877
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	4,604,531	4,618,140

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	$3,695,813	$3,706,735
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	476,875	478,284
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	4,197,375	4,209,781
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	532,125	533,698
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	1,252,295	1,255,996
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	7,590,500	7,612,934
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	3,747,563	3,758,638
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	3,633,656	3,644,395
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	860,781	863,325
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	4,077,375	4,089,426
Credit Suisse Securities (USA) LLC	0.35%	4/2/13	Open	8,587,500	8,612,881
Barclays Capital, Inc.	0.35%	4/10/13	Open	12,018,000	12,052,702
UBS Securities LLC	0.32%	4/12/13	Open	6,936,000	6,954,188
Deutsche Bank Securities, Inc.	(0.25%)	4/17/13	Open	2,107,500	2,103,329
Credit Suisse Securities (USA) LLC	0.35%	4/23/13	Open	7,076,875	7,096,415
Citigroup Global Markets, Inc.	(0.50%)	4/30/13	Open	1,862,500	1,855,360
BNP Paribas Securities Corp.	0.33%	5/2/13	Open	5,707,000	5,721,386
Barclays Capital, Inc.	0.40%	5/31/13	Open	14,160,000	14,198,704
Barclays Capital, Inc.	0.40%	5/31/13	Open	7,936,500	7,958,193
Barclays Capital, Inc.	0.35%	6/24/13	Open	2,428,471	2,433,712
Barclays Capital, Inc.	0.35%	6/24/13	Open	4,788,764	4,799,100
Barclays Capital, Inc.	0.40%	7/22/13	Open	8,162,000	8,179,594
Deutsche Bank Securities, Inc.	0.34%	7/29/13	Open	6,375,000	6,386,259
Deutsche Bank Securities, Inc.	0.34%	7/31/13	Open	5,064,000	5,072,848
Deutsche Bank Securities, Inc.	0.35%	8/8/13	Open	4,397,000	4,404,567
Deutsche Bank Securities, Inc.	0.35%	8/12/13	Open	4,584,000	4,591,710
Deutsche Bank Securities, Inc.	0.35%	8/12/13	Open	5,648,000	5,657,500
Credit Suisse Securities (USA) LLC	0.35%	8/23/13	Open	2,055,000	2,058,237
Deutsche Bank Securities, Inc.	0.35%	8/26/13	Open	8,051,000	8,063,446
BNP Paribas Securities Corp.	0.33%	8/27/13	Open	5,068,000	5,075,340
Deutsche Bank Securities, Inc.	0.34%	8/29/13	Open	9,867,000	9,881,444
Deutsche Bank Securities, Inc.	0.35%	8/30/13	Open	1,847,000	1,849,783
BNP Paribas Securities Corp.	0.34%	9/27/13	Open	13,964,000	13,980,749
Barclays Capital, Inc.	0.40%	10/10/13	Open	8,977,500	8,988,872
Barclays Capital, Inc.	0.40%	10/10/13	Open	6,638,125	6,646,533
BNP Paribas Securities Corp.	0.34%	10/16/13	Open	2,822,000	2,824,878
BNP Paribas Securities Corp.	0.34%	10/17/13	Open	9,057,000	9,066,153
BNP Paribas Securities Corp.	0.34%	10/17/13	Open	10,273,000	10,283,381
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,692,000	2,694,670
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,419,000	2,421,399
Barclays Capital, Inc.	0.35%	10/21/13	Open	5,066,000	5,071,024
Barclays Capital, Inc.	0.35%	10/21/13	Open	8,379,000	8,387,309
Barclays Capital, Inc.	0.35%	10/21/13	Open	4,856,000	4,860,816
Barclays Capital, Inc.	0.35%	10/21/13	Open	2,280,000	2,282,261
Barclays Capital, Inc.	0.35%	10/21/13	Open	718,000	718,712
Barclays Capital, Inc.	0.35%	10/21/13	Open	4,589,000	4,593,551
UBS Securities LLC	0.25%	10/21/13	Open	2,890,769	2,892,817
UBS Securities LLC	0.32%	10/21/13	Open	8,430,000	8,437,643
UBS Securities LLC	0.34%	10/21/13	Open	1,233,750	1,234,939
UBS Securities LLC	0.34%	10/21/13	Open	685,156	685,816
UBS Securities LLC	0.34%	10/21/13	Open	4,669,000	4,673,498

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.34%	10/21/13	Open	$9,020,375	$9,029,065
UBS Securities LLC	0.35%	10/21/13	Open	3,180,469	3,183,623
UBS Securities LLC	0.35%	10/21/13	Open	11,025,000	11,035,933
UBS Securities LLC	0.35%	10/21/13	Open	22,649,375	22,671,836
UBS Securities LLC	0.35%	10/21/13	Open	5,037,500	5,042,496
UBS Securities LLC	0.36%	10/21/13	Open	7,634,325	7,642,112
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	4,274,000	4,278,117
BNP Paribas Securities Corp.	0.34%	10/22/13	Open	6,120,000	6,125,896
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	16,593,750	16,610,044
Credit Suisse Securities (USA) LLC	0.35%	10/22/13	Open	17,741,250	17,758,671
UBS Securities LLC	0.34%	10/22/13	Open	10,054,125	10,063,716
UBS Securities LLC	0.35%	10/22/13	Open	1,095,000	1,096,075
UBS Securities LLC	0.35%	10/22/13	Open	5,896,750	5,902,540
UBS Securities LLC	0.35%	10/22/13	Open	10,039,500	10,049,358
UBS Securities LLC	0.50%	10/22/13	Open	2,019,844	2,022,677
BNP Paribas Securities Corp.	0.34%	10/23/13	Open	5,428,000	5,433,229
Deutsche Bank Securities, Inc.	0.34%	10/23/13	Open	2,763,000	2,765,636
Deutsche Bank Securities, Inc.	0.34%	10/23/13	Open	5,185,000	5,189,946
BNP Paribas Securities Corp.	0.10%	10/24/13	Open	4,934,000	4,935,371
BNP Paribas Securities Corp.	0.34%	10/25/13	Open	3,154,000	3,156,949
Credit Suisse Securities (USA) LLC	0.35%	10/25/13	Open	4,575,000	4,579,403
BNP Paribas Securities Corp.	0.10%	10/30/13	Open	3,331,000	3,331,861
Deutsche Bank Securities, Inc.	0.35%	10/31/13	Open	2,876,000	2,878,600
Deutsche Bank Securities, Inc.	0.35%	11/26/13	Open	4,540,000	4,542,957
UBS Securities LLC	0.32%	11/26/13	Open	956,106	956,675
Credit Suisse Securities (USA) LLC	0.35%	11/27/13	Open	4,104,744	4,107,378
BNP Paribas Securities Corp.	0.36%	1/8/14	Open	9,720,000	9,722,333
Credit Suisse Securities (USA) LLC	0.33%	1/21/14	Open	10,408,125	10,409,174
Total				$746,397,365	$747,868,599

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Purchased (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1,157)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	145,492,750	$(431,607)
176	Ultra Long-Term US Treasury Bond	Chicago Board of Trade	March 2014	USD	25,311,000	325,633
443	2-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	97,549,985	(8,030)
(3)	5-Year US Treasury Note	Chicago Board of Trade	March 2014	USD	361,875	(4,011)
Total						$(118,015)

•	Foreign currency exchange contracts outstanding as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	3,189,019	EUR	2,344,000	Barclays Bank PLC	2/26/14	$27,649

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Exchange-traded options purchased as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
10-Year US Treasury Note	Put	USD	124.50	2/21/14	1,000	$219,000
10-Year US Treasury Note	Put	USD	125.00	2/21/14	580	199,520
Total						$418,520

•	Over-the-counter interest rate swaptions purchased as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
3-Year Interest Rate Swap	Deutsche Bank AG	Call	1.68%	Receive	3-month LIBOR	1/06/15	USD	68,000	$853,586
30-Year Interest Rate Swap	Royal Bank of Scotland PLC	Call	3.25%	Receive	3-month LIBOR	7/11/14	USD	8,300	63,426
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.25%	Receive	3-month LIBOR	8/01/14	USD	8,300	73,411
30-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Call	3.83%	Receive	3-month LIBOR	10/03/14	USD	13,000	699,775
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	2/02/17	USD	8,000	282,635
3-Year Interest Rate Swap	Deutsche Bank AG	Put	1.68%	Pay	3-month LIBOR	1/06/15	USD	68,000	502,288
30-Year Interest Rate Swap	Credit Suisse Securities (USA) LLC	Put	3.83%	Pay	3-month LIBOR	10/03/14	USD	13,000	451,184
5-Year Interest Rate Swap	JPMorgan Securities LLC	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD	203,300	5,629,182
Total									$8,555,487

•	Over-the-counter interest rate swaptions written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Pay	3-month LIBOR	2/02/17	USD	16,000	$(182,124)
5-Year Interest Rate Swap	JPMorgan Securities LLC	Put	6.00%	Pay	3-month LIBOR	8/07/18	USD	406,600	(5,068,720)
Total									$(5,250,844)

•	Centrally cleared interest rate swaps outstanding as of January 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.49%[1]	3-month LIBOR	Chicago Mercantile	1/16/16	USD 47,200	$(37,425)
1.45%[1]	3-month LIBOR	Chicago Mercantile	10/28/18	USD 13,800	45,011
1.78%[1]	3-month LIBOR	Chicago Mercantile	1/17/19	USD 22,900	(193,876)
1.70%[1]	3-month LIBOR	Chicago Mercantile	1/30/19	USD 645	(2,575)
2.21%[1]	3-month LIBOR	Chicago Mercantile	10/18/20	USD 65,000	(212,849)
2.79%[1]	3-month LIBOR	Chicago Mercantile	10/11/23	USD 68,000	(193,880)

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Centrally cleared interest rate swaps outstanding as of January 31, 2014 were as follows (concluded):

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.79%[1]	3-month LIBOR	Chicago Mercantile	11/18/23	USD 10,600	$(14,681)
3.03%[1]	3-month LIBOR	Chicago Mercantile	1/08/24	USD 10,900	(231,443)
3.71%[1]	3-month LIBOR	Chicago Mercantile	10/18/43	USD 29,000	(565,298)
					$(1,407,016)

[1]	Trust pays the fixed rate and receives the floating rate.

•	Over-the-counter credit default swaps – buy protection outstanding as of January 31, 2014 were as follows:

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD 4,000	$(72,651)	$119,563	$(192,214)
Southwest Airlines Co.	1.00%	Goldman Sachs & Co.	12/20/16	USD 2,535	(44,367)	69,667	(114,034)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD 1,465	(25,751)	40,261	(66,012)
The New York Times Co.	1.00%	Barclays Capital, Inc.	12/20/16	USD 1,725	(17,711)	69,453	(87,163)
STMicro Electronics	1.00%	Barclays Capital, Inc.	6/20/17	EUR 1,500	(17,357)	42,553	(59,911)
Lockheed Martin Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD 5,585	(162,275)	(35,066)	(127,210)
General Dynamic Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD 5,585	(168,750)	(100,777)	(67,973)
Northrop Grumman Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD 4,715	(141,228)	(78,271)	(62,957)
Raytheon Co.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD 4,715	(141,603)	(83,374)	(58,229)
Humana, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	USD 4,500	(79,240)	53,842	(133,082)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(49,305)	33,501	(82,806)
Cigna Corp.	1.00%	Goldman Sachs & Co.	9/20/17	USD 4,500	(118,851)	(7,824)	(111,027)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(73,952)	(4,868)	(69,084)
Exelon Generation Co., LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD 5,850	95,435	137,604	(42,169)
Exelon Generation Co., LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD 4,300	70,149	106,595	(36,446)
Exelon Generation Co., LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	USD 2,750	44,862	55,202	(10,340)
Exelon Generation Co., LLC	1.00%	Barclays Capital, Inc.	12/20/18	USD 3,725	82,033	79,153	2,880
Exelon Generation Co., LLC	1.00%	Barclays Capital, Inc.	12/20/18	USD 2,050	45,146	37,215	7,931
Exelon Generation Co., LLC	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 2,925	64,416	70,121	(5,705)
Exelon Generation Co., LLC	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 3,400	74,876	81,508	(6,632)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD 6,000	24,369	175,402	(151,033)
Markit iTraxx Europe Index	1.00%	JPMorgan Chase Bank N.A.	12/20/18	EUR 21,000	8,865	23,397	(14,532)
Markit iTraxx Europe Index	1.00%	Deutsche Bank AG	12/20/18	EUR 13,500	5,685	(2,148)	7,833
Markit iTraxx Europe Index	1.00%	Deutsche Bank AG	12/20/18	EUR 14,000	5,865	3,337	2,528

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	Over-the-counter credit default swaps — buy protection outstanding as of January 31, 2014 were as follows (concluded):

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Index	1.00%	Deutsche Bank AG	12/20/18	EUR	13,500	5,656	25,714	$(20,058)
YUMI Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	20,000	(413,894)	(383,397)	(30,497)
Hewlett-Packard Co.	1.00%	JPMorgan Chase Bank N.A.	3/20/19	USD	4,000	31,713	47,811	(16,097)
Total						$(967,865)	$576,174	$(1,544,039)

•	Over-the-counter credit default swaps — sold protection outstanding as of January 31, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Rosneft Oil Co.	1.50%	HSBC Securities (USA), Inc.	6/12/14	N.A.	USD	24,000	$(25,054)	$(89,148)	$64,094
Anadarko Petroleum Corp.	1.00%	Morgan Stanley & Co. LLC	6/20/17	BBB-	USD	10	121	(374)	495
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD	994	12,029	(36,587)	48,616
Anadarko Petroleum Corp.	1.00%	Credit Suisse Securities (USA) LLC	6/20/17	BBB-	USD	2,425	29,345	(82,067)	111,412
Comcast Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	A-	USD	12,200	291,662	38,178	253,484
United Health Group, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A	USD	4,500	115,718	(7,790)	123,508
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A	USD	2,800	72,002	(4,847)	76,849
WellPoint, Inc.	1.00%	Goldman Sachs & Co.	9/20/17	A-	USD	4,500	103,687	(30,963)	134,650
WellPoint, Inc.	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	64,516	(19,266)	83,782
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	3,025	36,865	(101,274)	138,139
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	5,850	26,831	(50,775)	77,606
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	4,300	19,722	(24,344)	44,066
PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/18	BBB+	USD	2,750	12,613	(5,974)	18,587
Total							$760,057	$(415,231)	$1,175,288

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$15,164,778	—	$15,164,778
Corporate Bonds	—	1,896,064,633	$16,908,125	1,912,972,758
Foreign Agency Obligations	—	6,506,500	—	6,506,500
Municipal Bonds	—	17,403,150	—	17,403,150
US Government Sponsored Agency Securities	—	3,411,044	—	3,411,044
US Treasury Obligations	—	7,387,724	—	7,387,724
Preferred Securities	$39,657,979	272,778,728	—	312,436,707
Short-Term Securities:
Short-Term Securities	5,920,288	—	—	5,920,288
Options Purchased:
Interest rate contracts	418,520	8,555,487	—	8,974,007

Total	$45,996,787	$2,227,272,044	$16,908,125	$2,290,176,956

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,196,460	—	$1,196,460
Foreign currency exchange contracts	—	27,649	—	27,649
Interest rate contracts	$325,633	—	—	325,633
Liabilities:
Credit contracts	—	(1,565,211)	—	(1,565,211)
Interest rate contracts	(443,648)	(6,657,860)	—	(7,101,508)

Total	$(118,015)	$(6,998,962)	—	$(7,116,977)

[1]   Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

20	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

The carrying amount or face value including accrued interest for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$3,317,358	—	—	$3,317,358
Cash pledged for centrally cleared swaps	8,135,000	—	—	8,135,000
Cash pledged for financial futures contracts	1,504,940	—	—	1,504,940
Liabilities:
Cash received as collateral for OTC derivatives	—	$(2,770,000)	—	(2,770,000)
Reverse repurchase agreements including accrued interest	—	(747,868,599)	—	(747,868,599)

Total	$12,957,298	$(750,638,599)	—	$(737,681,301)

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2014.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2013	$8,505,000	$16,746,250	$25,251,250
Transfers into Level 3	—	—	—
Transfers out of Level 3	(8,505,000)	—	(8,505,000)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation/depreciation	—	161,875	161,875
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of January 31, 2014	—	$16,908,125	$16,908,125

Net change in unrealized appreciation/depreciation on investments held as of January 31, 2014	—	$161,875	$161,875

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2014	21

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

  Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust (formerly, BlackRock Credit Allocation Income Trust IV)

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski

Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust (formerly, BlackRock Credit Allocation Income Trust IV)

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERL
John M. Perlowski

Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust (formerly, BlackRock Credit Allocation Income Trust IV)

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews

Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust (formerly, BlackRock Credit Allocation Income Trust IV)

Date: March 25, 2014